Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.068	0.1586	0.2137
Closing exchange rate	0.0209	0.1096
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	3.5545	3.9045	3.7625
Closing exchange rate	3.4895	3.7209
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0041	0.0048	0.0054
Closing exchange rate	0.0044	0.004
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.2675	2.5981	2.6212
Closing exchange rate	2.1584	2.4725
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	17.7617	20.1283	20.2769
Closing exchange rate	16.8935	19.4143
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.4574	0.4893	0.4655
Closing exchange rate	0.4329	0.4845
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.4875	0.5611	0.5765
Closing exchange rate	0.4613	0.5359
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.7184	0.8171	0.8384
Closing exchange rate	0.6819	0.7853
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0212	0.0232	0.0268
Closing exchange rate	0.0193	0.0226
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0024	0.0029	0.003
Closing exchange rate	0.0023	0.0026
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	4.7394	5.2454	5.2297
Closing exchange rate	4.5498	5.0823
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3163	0.3647	0.354
Closing exchange rate	0.2893	0.3436
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0324	0.031	0.0325
Closing exchange rate	0.0321	0.0323
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	19.2047	21.2285	23.9835
Closing exchange rate	18.6487	20.783
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	9.8189	10.8523	12.2617
Closing exchange rate	9.5336	10.6188
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	6.463	7.3993	7.9932
Closing exchange rate	6.1471	7.0644
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.5487	2.8173	3.1852
Closing exchange rate	2.4751	2.7584
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3119	0.3445	0.3893
Closing exchange rate	0.3038	0.3378
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.1638	0.1807	0.204
Closing exchange rate	0.1593	0.1772